CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 122,815	$ 89,206	$ 185,836
Fair value adjustments to hedging financial instruments	(351)	41,827	(18,407)
Fair value adjustments to hedging financial instruments in associated companies	(5)	2,897	19,561
Reclassification into net income of previous fair value adjustments to hedging financial instruments	(4,504)	2,102	27
Fair value adjustments to available for sale securities	(8,355)	699	896
Other items of comprehensive (loss)/income	(179)	(58)	67
Other comprehensive income, net of tax	(13,394)	47,467	2,144
Comprehensive income	$ 109,421	$ 136,673	$ 187,980